INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

	December 31,
	2019	2018

Raw materials	$13,515,011	$12,084,766
Work-in-progress	508,117	188,794
Finished goods	1,196,975	5,025,736
Less: reserve for inventories	(119,775)	(121,370)
Inventories, net	$15,100,328	$17,177,926